Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) [Line Items]
Net operating losses	$ 41.5	$ 33.1	$ 15.1
Minimum [Member] | Hong Kong [Member]
Income Taxes (Details) [Line Items]
Income tax rate	8.25%	8.25%
Maximum [Member] | Hong Kong [Member]
Income Taxes (Details) [Line Items]
Income tax rate	16.50%	16.50%